UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 85.3%

	Shares	Value
CONSUMER DISCRETIONARY — 8.0%
Arbitron	17,113	$433,301
Harte-Hanks	24,790	299,463
Honda Motor ADR	9,695	349,311
John Wiley & Sons, Cl A	10,634	458,964
Lowe’s	18,296	390,254
McDonald’s	7,320	569,277
NIKE, Cl B	7,835	638,082
Nordstrom	10,975	422,647
Sherwin-Williams	5,584	407,464
VF	8,475	705,459

		4,674,222

CONSUMER STAPLES — 12.3%
Colgate-Palmolive	10,802	833,051
Diageo ADR	11,507	851,518
Energizer Holdings *	8,504	635,929
Molson Coors Brewing, Cl B	12,683	599,018
Nestle ADR	25,545	1,401,143
PepsiCo	7,641	498,957
Reckitt Benckiser Group	15,327	856,324
Tesco	93,444	638,349
Wal-Mart Stores	15,820	856,969

		7,171,258

ENERGY — 8.4%
Apache	4,004	404,484
Chevron	10,525	869,470
CNOOC ADR	2,665	556,772
Core Laboratories	3,698	287,594
Exxon Mobil	11,713	778,563
FMC Technologies *	7,009	505,349
Noble	11,612	400,962
Oceaneering International *	7,985	494,032

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Transocean *	9,863	$624,920

		4,922,146

FINANCIALS — 12.5%
Aflac	15,400	860,706
American Express	16,627	689,355
Bank of New York Mellon	23,153	580,214
Berkshire Hathaway, Cl B *	7,200	572,832
Charles Schwab	29,233	450,188
Goldman Sachs Group	3,505	564,130
HSBC Holdings ADR	7,623	397,235
Leucadia National	25,171	639,847
Markel *	1,363	456,632
Morningstar	7,884	384,897
Plum Creek Timber REIT	23,945	882,134
PNC Financial Services Group	8,146	439,069
TCF Financial	27,148	357,268

		7,274,507

HEALTH CARE — 9.4%
Abbott Laboratories	16,255	834,207
Baxter International	8,920	454,028
Johnson & Johnson	13,641	868,522
McKesson	10,960	723,141
Medco Health Solutions *	12,759	670,230
Mednax *	9,098	538,693
Mettler-Toledo International *	3,040	396,903
Thermo Fisher Scientific *	10,798	555,233
VCA Antech *	22,714	469,498

		5,510,455

INDUSTRIALS — 14.3%
3M	9,785	824,093
ABB ADR	24,016	496,891
Alexander & Baldwin	11,668	401,729
CH Robinson Worldwide	6,016	424,008

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CSX	7,660	$470,707
Graco	14,027	482,669
Illinois Tool Works	9,880	451,516
Iron Mountain	16,465	358,772
Komatsu	29,459	721,206
Middleby *	4,246	317,006
Northrop Grumman	8,475	535,705
Orbital Sciences *	29,825	484,358
Precision Castparts	3,550	484,859
Republic Services, Cl A	28,653	854,146
Stericycle *	4,683	335,959
United Technologies	9,699	725,194

		8,368,818

INFORMATION TECHNOLOGY — 13.1%
Accenture, Cl A	13,853	619,368
ANSYS *	9,951	450,283
Apple *	2,575	774,740
Cisco Systems *	26,492	604,812
Fiserv *	12,680	691,314
Global Payments	10,235	398,755
Google, Cl A *	790	484,262
Hewlett-Packard	15,075	634,055
NeuStar, Cl A *	17,609	454,488
QUALCOMM	10,208	460,687
SAP ADR	10,024	518,541
Taiwan Semiconductor Manufacturing ADR	57,516	627,500
Wright Express *	12,218	460,741
Zebra Technologies, Cl A *	13,226	473,226

		7,652,772

MATERIALS — 3.0%
BHP Billiton ADR	10,148	838,124
Rock-Tenn, Cl A	9,490	539,506

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Steel Dynamics	26,135	$379,480

		1,757,110

TELECOMMUNICATION SERVICES — 2.0%
Neutral Tandem *	25,084	366,728
Telefonica ADR	9,951	807,424

		1,174,152

UTILITIES — 2.3%
Edison International	24,490	903,681
UGI	14,973	450,537

		1,354,218

TOTAL COMMON STOCK (Cost $40,428,370)		49,859,658

EXCHANGE TRADED FUNDS — 12.3%

iShares Barclays 1-3 Year Treasury Bond Fund	4,027	340,241
iShares Dow Jones Select Dividend Index Fund	36,245	1,742,297
iShares MSCI All Country Asia Ex-Japan Index Fund	13,015	810,704
iShares MSCI Brazil Index Fund	5,751	443,057
iShares MSCI EAFE Index Fund	4,480	255,405
iShares MSCI Japan Index Fund	73,193	731,930
SPDR Barclays Capital 1-3 Month Treasury Bill Fund	20,639	946,505
SPDR S&P 500 Trust	4,280	507,308
Vanguard Emerging Markets Fund	30,720	1,438,618

TOTAL EXCHANGE TRADED FUNDS (Cost $5,876,527)		7,216,065

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2010
(Unaudited)

	Shares	Value
CASH EQUIVALENT — 2.5%
BlackRock Liquidity Funds Temp Fund Portfolio - Institutional, 0.021% (A) (Cost $1,476,749)	1,476,749	$1,476,749

TOTAL INVESTMENTS— 100.1% (Cost $47,781,646)†		$58,552,472

Percentages are based on Net Assets of $58,486,827.

*	Non-income producing security

(A)	The rate shown is the seven-day effective yield as of October 31, 2010.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

†	As of October 31, 2010, the tax basis cost of the Fund’s investments was $47,781,646, and the unrealized appreciation and depreciation were $11,274,226 and $(503,400), respectively.

As of October 31, 2010, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
LHI-QH-001-0400

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010